Share-based payments - Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	$ 138	$ 123	$ 122
Liability at the end of the year	7	19
Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	131	118	118
Liability at the end of the year	0	0
Cash-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	7	5	$ 4
Liability at the end of the year	$ 7	$ 19